Income Taxes (10K) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Gross [Abstract]
Net operating loss carry-forwards	$ 23,114	$ 27,266
Credit carry-forwards		137
Accruals and reserves	$ 141
Deferred revenue	382	224
Intangibles	$ 273	1,046
Other, net		$ 373
Fixed Assets	$ 894
Gross tax assets	24,804	$ 29,046
Valuation allowance	$ (24,804)	$ (29,046)
Net deferred tax assets